Disclosure of temporary difference, unused tax losses and unused tax credits (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Deferred Income Taxes Disclosure Of Temporary Difference, Unused Tax Losses And Unused Tax Credits 1	$ 9,255
Deferred Income Taxes Disclosure Of Temporary Difference, Unused Tax Losses And Unused Tax Credits 2	33,583
Deferred Income Taxes Disclosure Of Temporary Difference, Unused Tax Losses And Unused Tax Credits 3	2,337
Deferred Income Taxes Disclosure Of Temporary Difference, Unused Tax Losses And Unused Tax Credits 4	0
Deferred Income Taxes Disclosure Of Temporary Difference, Unused Tax Losses And Unused Tax Credits 5	3,352
Deferred Income Taxes Disclosure Of Temporary Difference, Unused Tax Losses And Unused Tax Credits 6	4,329
Deferred Income Taxes Disclosure Of Temporary Difference, Unused Tax Losses And Unused Tax Credits 7	12
Deferred Income Taxes Disclosure Of Temporary Difference, Unused Tax Losses And Unused Tax Credits 8	69
Deferred Income Taxes Disclosure Of Temporary Difference, Unused Tax Losses And Unused Tax Credits 9	16
Deferred Income Taxes Disclosure Of Temporary Difference, Unused Tax Losses And Unused Tax Credits 10	90
Deferred Income Taxes Disclosure Of Temporary Difference, Unused Tax Losses And Unused Tax Credits 11	14,972
Deferred Income Taxes Disclosure Of Temporary Difference, Unused Tax Losses And Unused Tax Credits 12	$ 38,071